Income Taxes (Details 1) - USD ($)	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Deferred income tax assets:
Non-capital loss carry-forwards	$ 12,164,100	$ 10,000,000	$ 8,028,900
Research and development tax credits	947,300	808,000	716,400
Deferred expenses	34,300	70,000	82,900
Property, plant and equipment	2,200	400	1,700
Share issuance costs	142,600	207,200	67,800
Deferred income tax liabilities:
U.S. federal benefit net of state taxes	(923,700)	(764,500)	(628,800)
Valuation allowance	(12,366,800)	(10,321,100)	(8,268,900)
Net deferred income tax asset (liability)	$ 0	$ 0	$ 0